NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Accounts payable to vendors	$95,444	$69,938
Payroll taxes payable	24,727	11,092
Accrued salaries and bonuses	320,667	59,500
Accrued interest on note payable to related party	11,872	-
Accrued severance compensation to former CEO	-	250,000
	$452,710	$390,530